UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Legacy Capital Partners, Inc.

Address:  1200 N. Mayfair Road, Suite 360

          Milwaukee, WI  53226



Form 13F File Number:  028-13348


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Jeffry J. Brigman

Title:  Vice President, CCO

Phone:  (414) 271-1664



Signature, Place, and Date of Signing:



/s/Jeffry J. Brigman                Milwaukee, WI          September 30, 2009
-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 93 data records

Form 13F Information Table Value Total:   86656(thousands)

List of Other Included Managers:



Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


       none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579y101     1800         24377 SH       Sole                      900       23477
AT&T Corp.                     COM              00206r102      739         27339 SH       Sole                                27339
Abbott Laboratories            COM              002824100     1505         30420 SH       Sole                      100       30320
Alcon, Inc                     COM              H01301102      265          1910 SH       Sole                                 1910
Alliant Energy Corp.           COM              018802108      641         23000 SH       Sole                                23000
Altria Group Inc.              COM              02209s103      511         28680 SH       Sole                                28680
Anadarko Petroleum Corporation COM              032511107     2755         43907 SH       Sole                     1500       42407
Annaly Mortgage Mgmt. Inc.     COM              035710409      646         35600 SH       Sole                     3000       32600
Apache                         COM              037411105     1558         16958 SH       Sole                      200       16758
Apple Computer                 COM              037833100     2046         11036 SH       Sole                      350       10686
Associated Banc-Corp           COM              045487105      272         23800 SH       Sole                                23800
BHP Billiton Ltd.              COM              088606108      815         12345 SH       Sole                     1500       10845
BP PLC                         COM              055622104      397          7447 SH       Sole                                 7447
BYD Co. Ltd                    COM              Y1023R104      198         24000 SH       Sole                                24000
Baxter International           COM              071813109     1010         17711 SH       Sole                     1400       16311
Becton Dickinson & Co.         COM              075887109     1179         16900 SH       Sole                                16900
Berkley W R Corp.              COM              084423102      418         16500 SH       Sole                      500       16000
Berkshire Hathaway Cl. B       COM              084670207      758           228 SH       Sole                       15         213
Bristol-Myers Squibb Co.       COM              110122108      326         14450 SH       Sole                                14450
Bucyrus International, Inc.    COM              118759109      624         17510 SH       Sole                                17510
CVS Corp Com                   COM              126650100      219          6105 SH       Sole                                 6105
Celgene Corporation            COM              151020104      941         16820 SH       Sole                     1300       15520
Central GoldTrust              COM              153546106     1953         49060 SH       Sole                     2100       46960
Chevron Corp.                  COM              166764100      871         12364 SH       Sole                                12364
Church & Dwight Co.            COM              171340102      282          4970 SH       Sole                                 4970
Cisco Systems Inc.             COM              17275R102      720         30565 SH       Sole                     1200       29365
Clarcor Inc                    COM              179895107      317         10100 SH       Sole                                10100
Clarient, Inc.                 COM              180489106     1337        317400 SH       Sole                               317400
Coca-Cola Co.                  COM              191216100      439          8168 SH       Sole                      400        7768
Colgate Palmolive Co.          COM              194162103     2643         34645 SH       Sole                     1400       33245
Collection House               COM              Q2621Z109       62        100000 SH       Sole                               100000
ConocoPhillips                 COM              20825c104     1207         26720 SH       Sole                                26720
Covance Inc.                   COM              222816100     1361         25120 SH       Sole                       50       25070
Cross Timbers Royalty Trust    COM              22757r109      236          7625 SH       Sole                                 7625
DNP Select Income Fund         COM              23325p104      323         36100 SH       Sole                     6000       30100
Diageo                         COM              25243q205      778         12650 SH       Sole                                12650
E. I. du Pont de Nemours       COM              263534109     1523         47385 SH       Sole                     1400       45985
EMC Corp.                      COM              268648102      838         49155 SH       Sole                     1500       47655
Eldorado Gold Corp.            COM              284902103      183         16000 SH       Sole                                16000
Exelon Corp                    COM              30161n101      293          5900 SH       Sole                      400        5500
Exxon Mobil                    COM              30231G102     2822         41117 SH       Sole                      900       40217
FLIR Systems, Inc              COM              302445101      519         18550 SH       Sole                     1775       16775
Fastenal                       COM              311900104      298          7700 SH       Sole                                 7700
Fiserv Inc.                    COM              337738108      614         12737 SH       Sole                     1600       11137
Freeport McMoran CP & GLD Cl B COM              35671D857      718         10457 SH       Sole                                10457
General Dynamics               COM              369550108     1812         28035 SH       Sole                      250       27785
Gilead Sciences Inc.           COM              375558103      625         13425 SH       Sole                      700       12725
Goldman Sachs Group Inc.       COM              38141g104      452          2450 SH       Sole                                 2450
Halliburton Co.                COM              406216101      809         29820 SH       Sole                      100       29720
Harris Cp                      COM              413875105     1096         29135 SH       Sole                     2450       26685
IBM Corp.                      COM              459200101     1812         15144 SH       Sole                                15144
Integrys Energy Group          COM              45822p105     1074         29920 SH       Sole                     1000       28920
Intel Corp.                    COM              458140100     2004        102399 SH       Sole                     4000       98399
Johnson & Johnson              COM              478160104     2557         41982 SH       Sole                     1550       40432
Johnson Controls               COM              478366107      351         13700 SH       Sole                                13700
Kohls Corp.                    COM              500255104      611         10699 SH       Sole                                10699
L3 Communications Holdings     COM              502424104     1428         17771 SH       Sole                      950       16821
LKQ Corporation                COM              501889208      213         11480 SH       Sole                                11480
Lehman Trikes Inc.             COM              525216107        4         35000 SH       Sole                                35000
Lilly, Eli & Co.               COM              532457108     2273         68797 SH       Sole                     2600       66197
Market Vectors ETF Trust Gold  COM              57060u100     1347         29720 SH       Sole                      600       29120
Marshall & Ilsley Corp.        COM              571837103      904        111973 SH       Sole                               111973
McDonalds Corp.                COM              580135101      496          8675 SH       Sole                                 8675
Microsoft Corp.                COM              594918104      358         13900 SH       Sole                                13900
Monsanto                       COM              61166w101     1646         21255 SH       Sole                                21255
Nestle S A Reg B ADR           COM              641069406     1172         27520 SH       Sole                                27520
Newmont Mining                 COM              651639106     1222         27750 SH       Sole                                27750
NovaGold Resources Inc.        COM              66987e206      103         20000 SH       Sole                                20000
Occidental Petroleum Corp.     COM              674599105     1210         15425 SH       Sole                     1100       14325
Oracle Systems Corp.           COM              68389X105      368         17630 SH       Sole                      200       17430
Penn West Energy Trust         COM              707885109      647         40800 SH       Sole                                40800
Pepsico, Inc.                  COM              713448108     2413         41130 SH       Sole                     1400       39730
Pfizer, Inc.                   COM              717081103      492         29700 SH       Sole                                29700
Philip Morris International    COM              718172109      517         10600 SH       Sole                                10600
ProShares UltraShort Lehman 20 COM              74347R297      923         20950 SH       Sole                                20950
Procter & Gamble Co.           COM              742718109     3051         52675 SH       Sole                     1589       51086
Quest Diagnostics Inc.         COM              74834l100      838         16043 SH       Sole                     1600       14443
Republic Services, Inc.        COM              760759100      968         36425 SH       Sole                     3150       33275
Schlumberger Ltd.              COM              806857108     1543         25880 SH       Sole                                25880
Select Comfort Corp.           COM              81616x103       48         10000 SH       Sole                                10000
Southern Copper                COM              84265v105      487         15850 SH       Sole                                15850
Stericycle Inc                 COM              858912108     1125         23205 SH       Sole                                23205
Target Corporation             COM              87612E106      309          6600 SH       Sole                                 6600
Thermo Fisher Scientific       COM              883556102      469         10725 SH       Sole                     1800        8925
Transglobe Energy Corp.        COM              893662106       42         11500 SH       Sole                                11500
Transocean Ltd.                COM              g90073100      224          2615 SH       Sole                                 2615
US Bancorp                     COM              902973304      706         32262 SH       Sole                                32262
United Technologies Corp.      COM              913017109      644         10565 SH       Sole                     1500        9065
Varian Medical Sys Inc.        COM              92220P105      231          5475 SH       Sole                                 5475
Verizon Communications         COM              92343V104     2214         73110 SH       Sole                     2400       70710
Walgreen Co.                   COM              931422109      994         26519 SH       Sole                     1943       24576
Wyeth                          COM              983024100      345          7098 SH       Sole                                 7098
XTO Energy Inc.                COM              98385x106     1565         37875 SH       Sole                     1725       36150